Commitments and Contingencies (Details) - shares	12 Months Ended
	Sep. 30, 2025	Oct. 29, 2025	Jan. 28, 2025	Jan. 07, 2025
Commitments and Contingencies [Abstract]
Number of warrant shares		3,000,000
Trading volume exceeded			15,000,000	15,000,000
Exchange Warrants	3,000,000
Exchange warrants were fully exercised	120,000